Segment Disclosures (Tables)	12 Months Ended
Mar. 03, 2012
Segment Disclosures [Abstract]
Revenue by major geographic segments

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Revenue
Canada	$1,260	$1,408	$844
United States	4,182	7,823	8,620
United Kingdom	1,919	2,218	1,447
Other	11,074	8,458	4,042

	$18,435	$19,907	$14,953

Revenue
Canada	6.8%	7.1%	5.6%
United States	22.7%	39.3%	57.7%
United Kingdom	10.4%	11.1%	9.7%
Other	60.1%	42.5%	27.0%

	100.0%	100.0%	100.0%

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Revenue mix
Devices	$13,794	$15,956	$12,116
Service	4,086	3,197	2,158
Software	318	294	259
Other	237	460	420

	$18,435	$19,907	$14,953

	As at
	March 3, 2012	February 26, 2011

Property, plant and equipment, intangible assets and goodwill
Canada	$5,382	$3,787
United States	555	707
United Kingdom	37	41
Other	364	275

	$6,338	$4,810

Total assets
Canada	$8,693	$6,935
United States	2,337	3,390
United Kingdom	1,554	1,594
Other	1,147	956

	$13,731	$12,875